Loans and Financing - Summary of Changes in Loans and Financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning balance	R$ 2,081,897	R$ 40,827
Funding	761,248	2,054,256
Payment	(159,408)	(72,140)
Interest	153,285	58,954
Ending balance	2,837,022	2,081,897
Current	777,702	22,534	R$ 22,802
Noncurrent	2,059,320	2,059,363	R$ 18,025
Obligations to FIDC AR senior quota holders [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,065,026
Funding		2,054,256
Payment	(141,297)	(42,939)
Interest	140,604	53,709
Ending balance	2,064,333	2,065,026
Obligations to FIDC TAPSO senior quota holders [member]
Disclosure of detailed information about borrowings [line items]
Funding	10,000
Interest	238
Ending balance	10,238
Finance lease [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	12,517	22,311
Funding	4,339
Payment	(14,296)	(12,983)
Interest	1,114	3,189
Ending balance	3,674	12,517
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,354	18,516
Payment	(3,815)	(16,218)
Interest	211	2,056
Ending balance	750	R$ 4,354
Loans with private entities [member]
Disclosure of detailed information about borrowings [line items]
Funding	746,909
Interest	11,118
Ending balance	R$ 758,027